Borrowings - Schedule of Interest Bearing Borrowings (Parentheticals) (Detail) - Dec. 31, 2024 € in Millions, $ in Millions	EUR (€)	USD ($)
Eurobond 2026 (EUR 650 million) [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 650
Euro Private Placement 2027 (EUR 140 million under EMTN) [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	140
Eurobond 2027 (EUR 500 million) [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	500
Eurobond 2028 (EUR 400 million) [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	400
Eurobond 2029 (EUR 750 million) [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	750
German bond (EUR 50 million), non-listed [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	50
US Bond (USD 250 million) [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 250
US Bond (USD 500 million) [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 500
Hybrid Bond NC5.25 (EUR 500 million) [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	500
Hybrid Bond NC8 (EUR 500 million) [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	500
German bond (EUR 250 million) [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 250